NET INCOME/(LOSS) PER SHARE (Details) ₽ / shares in Units, $ / shares in Units, ₽ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Mar. 07, 2020	Jun. 30, 2022	Dec. 31, 2023 RUB (₽) ₽ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 RUB (₽) ₽ / shares shares	Dec. 31, 2021 RUB (₽) ₽ / shares shares	Mar. 03, 2020
NET INCOME/(LOSS) PER SHARE
Number of Share-Based Awards excluded from the diluted net income per ordinary share computation (in shares)			3,785,706	3,785,706	7,895,305	16,368,866
Percentage of repurchase aggregate principal amount		93.20%
Weighted average ordinary shares used in per share computation - basic			370,839,686	370,839,686	368,020,254	362,386,669
Effect of:
Weighted average ordinary shares used in per share computation - diluted			373,059,228	373,059,228	377,020,285	362,386,669
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)			₽ 53.58	$ 0.60	₽ 107.24	₽ (40.48)
Diluted | (per share)			₽ 53.26	$ 0.59	₽ 82.53	₽ (40.48)
Minimum
NET INCOME/(LOSS) PER SHARE
Percentage of repurchase aggregate principal amount			99.00%	99.00%
0.75% convertible senior notes
NET INCOME/(LOSS) PER SHARE
Percentage of repurchase aggregate principal amount	99.00%
Interest rate (as a percent)							0.75%
Common Class A
NET INCOME/(LOSS) PER SHARE
Net income/(loss), allocated for basic			₽ 17,957	$ 200.2	₽ 35,637	₽ (13,224)
Reallocation of net income/(loss) as a result of conversion of Class B to Class A shares			1,913	21.3	3,828	(1,445)
Effect of convertible debt restructuring, net of tax | ₽					(8,348)
Net income/(loss), allocated for diluted			₽ 19,870	$ 221.5	₽ 31,117	₽ (14,669)
Weighted average ordinary shares used in per share computation - basic			335,141,012	335,141,012	332,321,580	326,683,201
Effect of:
Conversion of Class B to Class A shares (in shares)			35,698,674	35,698,674	35,698,674	35,703,468
Incremental shares under the if-converted method					2,694,657
Share-Based Awards (in shares)			2,219,542	2,219,542	6,305,374
Weighted average ordinary shares used in per share computation - diluted			373,059,228	373,059,228	377,020,285	362,386,669
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)			₽ 53.58	$ 0.60	₽ 107.24	₽ (40.48)
Diluted | (per share)			₽ 53.26	$ 0.59	₽ 82.53	₽ (40.48)
Common Class B
NET INCOME/(LOSS) PER SHARE
Net income/(loss), allocated for basic			₽ 1,913	$ 21.3	₽ 3,828	₽ (1,445)
Reallocation of net income to Class B shares			(12)	(0.1)	(882)
Net income/(loss), allocated for diluted			₽ 1,901	$ 21.2	₽ 2,946	₽ (1,445)
Weighted average ordinary shares used in per share computation - basic			35,698,674	35,698,674	35,698,674	35,703,468
Effect of:
Weighted average ordinary shares used in per share computation - diluted			35,698,674	35,698,674	35,698,674	35,703,468
Net income/(loss) per share attributable to ordinary shareholders:
Basic | (per share)			₽ 53.58	$ 0.60	₽ 107.24	₽ (40.48)
Diluted | (per share)			₽ 53.26	$ 0.59	₽ 82.53	₽ (40.48)